UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2743

                         Scudder Strategic Income Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Strategic Income Trust
Investment Portfolio as of August 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                        Principal
                                                                                            Amount ($)(a)      Value ($)
                                                                                     --------------------------------------

Corporate Bonds 47.6%
Consumer Discretionary 11.7%
Adesa, Inc., 7.625%, 6/15/2012                                                                    65,000            65,650
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                                     95,000            88,588
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                          85,000            84,575
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                           90,000            84,825
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                              90,000            84,375
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009                                                                           25,000            25,625
144A, 8.0%, 4/15/2012                                                                             25,000            25,625
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                                    30,000            33,225
Carrols Corp., 9.5%, 12/1/2008                                                                    55,000            56,513
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                                              195,000           122,325
9.625%, 11/15/2009                                                                               145,000           117,087
10.25%, 9/15/2010                                                                                235,000           242,050
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                          100,000           107,000
Circus & Eldorado, 10.125%, 3/1/2012 (c)                                                          10,000            10,375
CSC Holdings, Inc., 7.875%, 12/15/2007                                                            90,000            95,625
Denny's Corp., 11.25% , 1/15/2008                                                                 70,000            72,800
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                                288,000           354,960
DIMON, Inc.:
7.75%, 6/1/2013                                                                                   25,000            23,313
Series B, 9.625%, 10/15/2011 (c)                                                                 215,000           221,987
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                                          75,000            74,625
EchoStar DBS Corp., 6.375%, 10/1/2011                                                             70,000            70,175
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to
3/15/2009, 12.50% to 3/15/2010                                                                    60,000            34,500
Foot Locker, Inc., 8.5%, 1/15/2022                                                                30,000            31,500
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                                       25,000            24,125
General Motors Corp., 8.25%, 7/15/2023                                                           115,000           121,222
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (c)                                 80,000            62,500
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                      115,000           129,087
Kellwood Co., 7.625%, 10/15/2017                                                                  15,000            16,439
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                                       35,000            35,525
Levi Strauss & Co.:
7.0%, 11/1/2006                                                                                   45,000            44,325
12.25%, 12/15/2012 (c)                                                                            80,000            83,000
Lin Television Corp., 6.5%, 5/15/2013                                                             10,000             9,850
Marquee, Inc., 144A, 5.97%**, 8/15/2010                                                           25,000            25,500
Mediacom LLC, 9.5%, 1/15/2013 (c)                                                                145,000           142,100
MGM MIRAGE, 8.375%, 2/1/2011 (c)                                                                  65,000            70,525
NCL Corp., 144A, 10.625%, 7/15/2014                                                               80,000            82,400
Norcraft Holdings/Capital, 144A, Step-up Coupon, 0% to
9/1/2008, 9.75% to 9/1/2012                                                                       25,000            17,688
Paxson Communications Corp., 10.75%, 7/15/2008                                                    45,000            45,225
PEI Holding, Inc., 11.0%, 3/15/2010                                                               80,000            92,800
Petro Stopping Centers, 9.0%, 2/15/2012                                                          175,000           182,000
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%,
2/1/2012                                                                                          50,000            52,375
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010                                                                        115,000           114,856
8.875%, 5/15/2011                                                                                 65,000            63,700
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                         65,000            59,800
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                     80,000            82,400
Rent-Way, Inc., 11.875%, 6/15/2010                                                                20,000            22,050
Restaurant Co., 11.25%, 5/15/2008                                                                 92,652            93,578
Sbarro, Inc., 11.0%, 9/15/2009 (c)                                                                80,000            72,200
Schuler Homes, Inc., 10.5%, 7/15/2011                                                             90,000           103,275
Scientific Games Corp., 12.5%, 8/15/2010                                                          35,000            40,250
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                  180,000           185,850
8.75%, 12/15/2011                                                                                 95,000           102,719
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                         85,000            89,250
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                               145,000           132,313
7.875%, 4/15/2013 (c)                                                                             75,000            74,156
Trump Holdings & Funding, 11.625%, 3/15/2010                                                      95,000            96,544
TRW Automotive, Inc., 11.0%, 2/15/2013 (c)                                                        40,000            48,400
United Auto Group, Inc., 9.625%, 3/15/2012                                                        85,000            94,350
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                      55,000            62,631
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011                                                  35,000            35,350
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                 60,000            63,600
Williams Scotsman, Inc., 9.875%, 6/1/2007 (c)                                                     90,000            88,650
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (c)                                              55,000            53,900
XM Satellite Radio, Inc., Step-up Coupon, 0% to
12/31/2005, 14% to 12/31/2009                                                                     86,321            83,516
Young Broadcasting, Inc., 8.75%, 1/15/2014 (c)                                                   119,000           114,091
                                                                                                              ------------
                                                                                                                 5,341,438

Consumer Staples 1.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                          37,000            38,804
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                          50,000            55,000
North Atlantic Holding, Inc., Step-up Coupon, 0% to
3/1/2009, 12.25% to 3/1/2014                                                                      45,000            23,625
North Atlantic Trading Co., 9.25%, 3/1/2012                                                       35,000            34,125
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                            20,000            19,050
144A, 8.25%, 12/1/2013                                                                            55,000            52,387
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                                     30,000            29,850
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                   40,000            39,400
Rite Aid Corp.:
6.875%, 8/15/2013 (c)                                                                            100,000            92,000
11.25%, 7/1/2008 (c)                                                                             110,000           121,550
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                                  45,000            45,225
Swift & Co., 12.5%, 1/1/2010                                                                      10,000            10,875
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                               20,000            21,600
Wornick Co., 144A, 10.875%, 7/15/2011                                                             85,000            89,250
                                                                                                              ------------
                                                                                                                   672,741

Energy 3.9%
Avista Corp., 9.75%, 6/1/2008                                                                    125,000           147,500
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                                 70,000            70,875
9.0%, 8/15/2012                                                                                   35,000            39,900
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                         240,000           280,200
Continental Resources, Inc., 10.25%, 8/1/2008                                                    145,000           149,894
Edison Mission Energy, 7.73%, 6/15/2009                                                          160,000           167,600
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                140,000           137,550
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011                                                                      110,000           119,010
Series C, 7.375%, 11/15/2031                                                                      30,000            33,516
Mission Resources Corp., 9.875%, 4/1/2011                                                         50,000            54,000
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                            110,000           112,200
ON Semiconductor Corp., 13.0%, 5/15/2008 (c)                                                     110,000           123,750
Southern Natural Gas, 8.875%, 3/15/2010                                                           65,000            73,125
Stone Energy Corp., 8.25%, 12/15/2011                                                            110,000           116,875
Williams Cos., Inc.:
8.125%, 3/15/2012 (c)                                                                             60,000            69,000
8.75%, 3/15/2032                                                                                 100,000           112,250
                                                                                                              ------------
                                                                                                                 1,807,245

Financials 3.8%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                         155,000           157,325
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                               48,000            47,760
8.5%, 1/31/2012                                                                                   45,000            44,775
AmeriCredit Corp., 9.25%, 5/1/2009                                                               150,000           158,250
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                             40,000            25,448
BF Saul REIT, 7.5%, 3/1/2014                                                                     135,000           135,000
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                                       55,000            55,550
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011                                                   25,000            26,250
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                                   35,000            37,100
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                   115,000           117,300
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                               100,000           118,107
FINOVA Group, Inc., 7.5%, 11/15/2009*                                                            311,850           155,536
iStar Financial, Inc., 6.0%, 12/15/2010                                                           80,000            82,581
Poster Financial Group, Inc., 8.75%, 12/1/2011 (c)                                                70,000            71,750
PXRE Capital Trust I, 8.85%, 2/1/2027                                                             50,000            49,500
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                    165,000           117,562
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                  45,000            53,213
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                         20,000            20,400
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                               85,000            71,188
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008,
10.75% to 7/15/2012                                                                               60,000            45,600
UGS Corp., 144A, 10.0%, 6/1/2012                                                                  20,000            21,800
Universal City Development, 11.75%, 4/1/2010                                                     120,000           139,200
                                                                                                              ------------
                                                                                                                 1,751,195

Health Care 1.5%
aaiPharma, Inc., 11.0%, 4/1/2010                                                                  65,000            45,012
AmeriPath, Inc., 10.5%, 4/1/2013                                                                  65,000            66,625
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011                                            55,000            50,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (c)                                             85,000            79,050
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (c)                                    40,000            40,500
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                     55,000            46,750
Tenet Healthcare Corp., 6.375%, 12/1/2011 (c)                                                    365,000           323,937
US Oncology, Inc., 144A, 10.75%, 8/15/2014                                                        15,000            15,788
                                                                                                              ------------
                                                                                                                   668,262

Industrials 8.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                                55,000            59,400
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                            70,000            73,850
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                                     235,000           225,600
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                         12,000            13,920
Avondale Mills, Inc.:
8.75%, 7/1/2012                                                                                   80,500            55,200
10.25%, 7/1/2013                                                                                  35,000            16,800
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                   15,000            13,650
9.25%, 5/1/2021                                                                                   65,000            71,175
Cenveo Corp., 7.875%, 12/1/2013 (c)                                                               95,000            90,487
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                                      55,000            57,200
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010                                      155,000           158,875
Collins & Aikman Products Co., 10.75%, 12/31/2011 (c)                                            110,000           113,300
Congoleum Corp., 8.625%, 8/1/2008 *                                                               50,000            42,250
Continental Airlines, Inc., 8.0%, 12/15/2005 (c)                                                  80,000            73,200
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                                   90,000            87,750
Corrections Corp. of America, 9.875%, 5/1/2009                                                    95,000           106,044
Dana Corp.:
7.0%, 3/1/2029 (c)                                                                               130,000           130,650
9.0%, 8/15/2011                                                                                   60,000            71,925
Delta Air Lines, Inc.:
7.7%, 12/15/2005 (c)                                                                              30,000            14,175
7.9%, 12/15/2009 (c)                                                                              80,000            25,600
Erico International Corp., 8.875%, 3/1/2012                                                       50,000            51,500
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (c)                                      35,000            20,650
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                                             65,000            57,200
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                                        50,000            46,180
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                           55,000            54,587
11.125%, 11/15/2007                                                                              100,000           117,500
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                               95,000           104,500
Interface, Inc., 9.5%, 2/1/2014                                                                   65,000            66,625
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                     105,000           116,812
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009                                                 15,000            16,500
Kansas City Southern:
7.5%, 6/15/2009                                                                                  140,000           141,400
9.5%, 10/1/2008                                                                                   95,000           103,075
Laidlaw International, Inc., 10.75%, 6/15/2011                                                    90,000           102,600
Meritage Homes Corp., 7.0%, 5/1/2014                                                              75,000            73,688
Millennium America, Inc.:
7.625%, 11/15/2026                                                                               165,000           149,325
9.25%, 6/15/2008 (c)                                                                              45,000            49,050
144A, 9.25%, 6/15/2008                                                                           100,000           109,000
Motors and Gears, Inc., 10.75%, 11/15/2006                                                       115,000           105,800
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                            85,000            87,975
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                           45,000            46,350
Sea Containers Ltd., "A", 10.5%, 5/15/2012                                                        60,000            61,650
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                                 70,000            69,300
Ship Finance International Ltd., 8.5%, 12/15/2013                                                145,000           142,100
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (c)                                                                               75,000            73,500
10.375%, 7/1/2012                                                                                 80,000            87,000
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                            50,000            57,750
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                        70,000            68,600
United Rentals North America, Inc., 6.5%, 2/15/2012                                              125,000           118,750
Westlake Chemical Corp., 8.75%, 7/15/2011                                                         23,000            25,588
                                                                                                              ------------
                                                                                                                 3,825,606

Information Technology 0.6%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                        70,000            72,800
DigitalNet, Inc., 9.0%, 7/15/2010                                                                 10,000            10,850
Itron, Inc., 144A, 7.75%, 5/15/2012                                                               35,000            35,350
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (c)                                                                             160,000           125,600
7.25%, 7/15/2006 (c)                                                                              45,000            46,913
                                                                                                              ------------
                                                                                                                   291,513

Materials 6.5%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                             95,000            71,250
ARCO Chemical Co., 9.8%, 2/1/2020                                                                385,000           388,850
ASARCO, Inc., 7.875%, 4/15/2013                                                                   25,000            21,250
Associated Materials, Inc., 144A, Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                               200,000           141,500
Caraustar Industries, Inc., 9.875%, 4/1/2011 (c)                                                 100,000           105,750
Constar International, Inc., 11.0%, 12/1/2012 (c)                                                 50,000            48,250
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                                 70,000            74,550
13.0%, 6/15/2009                                                                                 115,000           111,550
Euramax International, Inc., 8.5%, 8/15/2011                                                      30,000            31,800
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008 *                                                90,000            45,000
Georgia-Pacific Corp.:
7.375%, 12/1/2025                                                                                 90,000            90,450
8.0%, 1/15/2024                                                                                  160,000           172,400
9.375%, 2/1/2013                                                                                 140,000           164,850
Hexcel Corp., 9.75%, 1/15/2009                                                                    60,000            62,925
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                          105,000           119,700
Huntsman International LLC, 11.625%, 10/15/2010                                                  120,000           134,400
IMC Global, Inc., 10.875%, 8/1/2013                                                               20,000            25,200
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                           170,000           164,050
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014                                                          125,000           133,437
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                   50,000            50,250
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                            96,000           103,200
144A, 13.0%, 9/30/2013                                                                            74,730            76,225
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (c)                                              55,000            58,025
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 (c)                                             105,000            47,250
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                            20,000            17,650
11.125%, 9/1/2009                                                                                 80,000            85,800
13.0%, 6/1/2010 (c)                                                                               10,000             9,200
Portola Packaging, Inc., 8.25%, 2/1/2012                                                          15,000            13,050
Radnor Holdings Corp., 11.0%, 3/15/2010                                                           60,000            50,400
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                                   45,000            45,000
TriMas Corp., 9.875%, 6/15/2012                                                                  185,000           196,100
United States Steel LLC, 9.75%, 5/15/2010                                                         86,000            96,750
                                                                                                              ------------
                                                                                                                 2,956,062

Telecommunication Services 6.1%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                               340,000           276,250
American Tower Corp.:
144A, 7.5%, 5/1/2012                                                                              45,000            45,450
9.375%, 2/1/2009                                                                                  70,000            74,725
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                                  35,000            32,900
8.375%, 1/15/2014 (c)                                                                            295,000           261,075
Crown Castle International Corp., 9.375%, 8/1/2011                                                35,000            40,425
Dobson Communications Corp., 8.875%, 10/1/2013                                                    90,000            61,650
GCI, Inc., 7.25%, 2/15/2014                                                                       60,000            58,800
Insight Midwest LP, 9.75%, 10/1/2009 (c)                                                          45,000            47,250
LCI International, Inc., 7.25%, 6/15/2007 (c)                                                    125,000           110,625
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (c)                                             25,000            21,125
MCI, Inc.:
6.688%, 5/1/2009                                                                                 100,000            94,250
7.735%, 5/1/2014                                                                                 220,000           203,225
Nextel Communications, Inc., 5.95%, 3/15/2014                                                     60,000            57,000
Nextel Partners, Inc., 8.125%, 7/1/2011                                                           65,000            67,762
Northern Telecom Capital, 7.875%, 6/15/2026                                                      175,000           162,750
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                            135,000           140,737
Qwest Corp., 7.25%, 9/15/2025 (c)                                                                410,000           357,725
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                          140,000           162,750
144A, 14.0%, 12/15/2014                                                                          150,000           178,125
Rural Cellular Corp., 9.875%, 2/1/2010 (c)                                                        70,000            69,475
SBA Telecom, Inc., Step-up coupon, 0% to
12/15/2007, 9.75% to 12/15/2011                                                                   70,000            54,600
Triton PCS, Inc., 8.5%, 6/1/2013                                                                  55,000            49,913
Ubiquitel Operating Co., 9.875%, 3/1/2011 (c)                                                    110,000           112,750
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                      55,000            56,375
                                                                                                              ------------
                                                                                                                 2,797,712

Utilities 3.6%
AES Corp., 144A, 8.75%, 5/15/2013                                                                 40,000            44,500
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012                                           75,000            79,500
Calpine Corp.:
7.75%, 4/15/2009 (c)                                                                              35,000            21,437
8.25%, 8/15/2005 (c)                                                                              35,000            34,125
144A, 8.5%, 7/15/2010 (c)                                                                         55,000            43,175
CMS Energy Corp.:
7.5%, 1/15/2009                                                                                  100,000           104,500
144A, 7.75%, 8/1/2010                                                                             50,000            52,625
8.5%, 4/15/2011                                                                                   75,000            81,375
DPL, Inc., 6.875%, 9/1/2011 (c)                                                                  225,000           234,000
Illinova Corp., 11.5%, 12/15/2010                                                                165,000           196,350
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                         310,000           325,500
PG&E Corp., 6.875%, 7/15/2008                                                                    240,000           260,400
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010 (c)                                            145,000           155,875
                                                                                                              ------------
                                                                                                                 1,633,362

Total Corporate Bonds (Cost $21,644,502)                                                                        21,745,136

Foreign Bonds - US$ Denominated 61.8%

Alestra SA de RL de CV, 8.0%, 6/30/2010                                                           55,000            45,100
Antenna TV SA, 9.0%, 8/1/2007                                                                     61,000            61,305
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                                       250,000           279,537
Avecia Group PLC, 11.0%, 7/1/2009                                                                225,000           180,000
Axtel SA, 11.0%, 12/15/2013                                                                      105,000           106,575
Biovail Corp., 7.875%, 4/1/2010                                                                  120,000           121,500
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                              25,000            27,375
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (c)                                                200,000           127,500
Cascades, Inc., 7.25%, 2/15/2013                                                                 120,000           124,500
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                                100,000            92,500
Conproca SA de CV, 12.0%, 6/16/2010                                                              100,000           125,500
Corp Durango SA:
13.125%, 8/1/2006 *                                                                               25,000            14,625
144A, 13.75%, 7/15/2009 (c) *                                                                    105,000            61,425
CP Ships Ltd., 10.375%, 7/15/2012                                                                 85,000            96,794
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                         50,000            58,125
Dominican Republic:
9.04%, 1/23/2013                                                                                 450,000           310,500
144A, 9.04%, 1/23/2013                                                                            45,000            31,050
Eircom Funding, 8.25%, 8/15/2013 (c)                                                              70,000            75,600
EMBRATEL, Series B, 11.0%, 12/15/2008                                                             70,000            77,000
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                           215,000           215,000
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR
plus .875, Series L, 2.125%**, 4/15/2012                                                       1,383,535         1,245,181
8.875%, 4/15/2024                                                                                 65,000            59,313
11.0%, 8/17/2040                                                                                 750,000           802,500
11.5%, 3/12/2008                                                                                 270,000           307,800
14.5%, 10/15/2009                                                                                200,000           252,200
Flextronics International Ltd., 6.5%, 5/15/2013                                                   60,000            60,000
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                              120,000           130,200
Government of Jamaica, 10.625%, 6/20/2017                                                        580,000           571,300
Government of Ukraine:
144A, 6.875%, 3/4/2011                                                                           210,000           207,900
7.65%, 6/11/2013                                                                                 280,000           283,080
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                                    115,000           112,700
Innova S. de R.L., 9.375%, 9/19/2013 (c)                                                          70,000            76,300
INTELSAT, 6.5%, 11/1/2013                                                                         55,000            47,365
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                           105,000           119,962
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                   90,000            92,250
LeGrand SA, 8.5%, 2/15/2025                                                                       90,000            97,988
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                           75,000            79,094
Luscar Coal Ltd., 9.75%, 10/15/2011                                                               80,000            90,200
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                        85,000            84,150
Mizuho Financial Group, 8.375%, 12/29/2049                                                        60,000            64,438
Mobifon Holdings BV, 12.5% , 7/31/2010                                                           115,000           133,400
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                            60,000            59,400
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                   105,000            88,200
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                            343,494           328,500
Nortel Networks Corp., 6.875%, 9/1/2023                                                           10,000             8,950
Nortel Networks Ltd., 6.125%, 2/15/2006 (c)                                                      270,000           274,050
Petroleos Mexicanos SA, 9.5%, 9/15/2027                                                          150,000           183,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                     281,005           302,080
Petroliam Nasional Berhad, 7.75%, 8/15/2015                                                      350,000           414,465
Republic of Argentina:
9.75%, 9/19/2027 *                                                                             1,110,000           310,800
Series BGL4, 11.0%, 10/9/2006 *                                                                  250,000            78,750
11.375%, 3/15/2010 *                                                                             385,000           118,388
Series BGL5, 11.375%, 1/30/2017 *                                                                 15,000             4,725
11.376%, 3/15/2010 *                                                                             990,000           304,425
11.75%, 4/7/2009 *                                                                                70,000            21,525
11.75%, 12/31/2049 *                                                                             115,000            35,650
Series 2018, 12.25%, 6/19/2018 *                                                                 530,625           151,228
Republic of Bulgaria, 8.25%, 1/15/2015                                                         1,450,000         1,778,425
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                            830,000           651,550
Republic of Philippines:
9.375%, 1/18/2017                                                                                730,000           768,325
9.5%, 10/21/2024                                                                                 400,000           441,000
9.875%, 1/15/2019                                                                                500,000           523,750
Republic of South Africa, 8.5%, 6/23/2017                                                         80,000            95,400
Republic of Turkey:
9.0%, 6/30/2011                                                                                   35,000            38,325
9.5%, 1/15/2014                                                                                  270,000           303,750
10.5%, 1/13/2008                                                                                 360,000           409,950
11.0%, 1/14/2013                                                                                 300,000           364,500
11.75%, 6/15/2010                                                                                460,000           565,800
11.875%, 1/15/2030                                                                             1,480,000         2,005,400
12.375%, 6/15/2009                                                                               610,000           756,400
Republic of Uruguay:
7.5%, 3/15/2015                                                                                  490,000           406,700
(PIK), 7.875%, 1/15/2033                                                                          27,100            19,986
Republic of Venezuela:
2.633%**, 4/20/2011                                                                              920,000           765,440
5.375%, 8/7/2010                                                                                  50,000            43,925
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                              250,000           236,875
10.75%, 9/19/2013                                                                                350,000           380,625
Rhodia SA:
7.625%, 6/1/2010 (c)                                                                             100,000            92,000
10.25%, 6/1/2010 (c)                                                                              45,000            45,900
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                            45,000            43,088
Russian Federation:
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030                                           2,710,000         2,597,535
11.0%, 7/24/2018                                                                                 100,000           130,870
12.75%, 6/24/2028                                                                                340,000           515,950
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                        230,000           207,575
Series VII, 3.0%, 5/14/2011                                                                       70,000            54,992
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                                               45,000            44,325
Shaw Communications, Inc.:
7.2%, 12/15/2011 (c)                                                                              15,000            16,024
Series B, 7.25%, 4/6/2011 (c)                                                                     45,000            48,118
8.25%, 4/11/2010                                                                                 155,000           173,441
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                        30,000            30,788
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                                       50,000            49,375
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                             265,000           182,187
Tembec Industries, Inc., 8.5%, 2/1/2011 (c)                                                      265,000           278,912
TFM SA de CV:
10.25%, 6/15/2007 (c)                                                                            165,000           170,362
11.75%, 6/15/2009                                                                                115,000           115,575
12.5%, 6/15/2012 (c)                                                                             105,000           115,500
United Mexican States:
7.5%, 4/8/2033                                                                                   600,000           633,900
8.0%, 9/24/2022                                                                                  480,000           541,200
8.125%, 12/30/2019                                                                             1,150,000         1,322,500
9.875%, 2/1/2010                                                                                 250,000           310,250
Vicap SA, 11.375%, 5/15/2007 (c)                                                                  30,000            29,625
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                            50,000            48,500
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (c)                                             80,000            72,000
                                                                                                              ------------

Total Foreign Bonds - US$ Denominated (Cost $27,261,751)                                                        28,259,586

Foreign Bonds - Non US$ Denominated 12.2%

Aries Vermogensverwaltung GmbH, 144A, Series B,
7.75%, 10/25/2009                                                                EUR             500,000           649,232
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                                 EUR              45,000            55,865
Federative Republic of Brazil, 11.0%, 2/4/2010                                   EUR             470,000           634,961
Government of Jamaica, 11.0%, 7/27/2012                                          EUR              60,000            76,495
Huntsman International LLC, 10.125%, 7/1/2009                                    EUR              70,000            86,049
Ispat Europe Group SA, 11.875%, 2/1/2011                                         EUR             175,000           240,682
Mexican Bond, Series M-20, 8.0%, 12/7/2023                                       MXN          18,640,000         1,238,299
Pemex Project Funding Master Trust, 144A,
6.375%, 8/5/2016                                                                 EUR             400,000           495,360
Republic of Argentina:
7.0%, 2/23/2005 *                                                                EUR              51,129            16,335
7.5%, 5/23/2049 *                                                                EUR             397,869           111,377
8.0%, 2/26/2008 *                                                                EUR             200,000            63,898
9.0%, 5/24/2049 *                                                                EUR              50,000            15,974
9.0%, 9/19/2049 *                                                                EUR             138,049            40,745
9.25%, 7/20/2049 *                                                               EUR             110,000            35,947
10.25%, 2/6/2049 *                                                               EUR             102,258            33,355
12.0%, 9/19/2016 *                                                               EUR             327,227           107,731
Republic of Philippines, 144A, 9.125%, 2/22/2010                                 EUR             170,000           218,080
Republic of Romania, 8.5%, 5/8/2012                                              EUR             937,000         1,400,439
TRW Automotive, Inc., 11.75%, 2/15/2013                                          EUR              25,000            36,969
                                                                                                              ------------

Total Foreign Bonds - Non US$ Denominated (Cost $5,187,264)                                                      5,557,793

Convertible Bond 0.3%

DIMON, Inc., 6.25%, 3/31/2007                                                                    110,000           103,400
HIH Capital Ltd., Series DOM, 144A, 7.5%, 9/25/2006                                               20,000            18,000
                                                                                                              ------------
Total Convertible Bond (Cost $120,241)                                                                             121,400

                                                                                             Units                 Value ($)
                                                                                             -----                 ---------
Warrants 0.0%

UIH Australia Pacific, Inc.*
(Cost $0)                                                                                            280                 0

                                                                                             Shares                Value ($)
                                                                                             ------                ---------
Preferred Stocks 0.3%

Paxson Communications Corp., 14.25% (PIK)                                                             12            99,600
TNP Enterprises, Inc., 14.50% "D", (PIK)                                                             525            62,753
                                                                                                              ------------
Total Preferred Stocks (Cost $162,704)                                                                             162,353

Convertible Preferred Stocks 0.3%

Hercules Trust II, 6.5%
(Cost $113,925)                                                                                      175           133,000

                                                                                             Principal
                                                                                             Amount ($)            Value ($)
                                                                                             ----------            ---------
Loan Participation 0.9%

Republic of Algeria, Floating Rate Debt Conversion
Bond, LIBOR plus .8125%, 2.813%**, 3/4/2010
(Cost $405,683)                                                                                  420,000           415,800


Asset Backed 0.1%
Automobile Receivables 0.1%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010
(Cost $50,958)                                                                                    49,044            46,102

                                                                                              Shares                Value ($)
                                                                                              ------                ---------
Securities Lending Collateral 13.8%

Daily Assets Fund Institutional, 1.55% (d) (e)
(Cost $6,292,951)                                                                              6,292,951         6,292,951

Cash Equivalents 6.6%

Scudder Cash Management QP Trust, 1.54% (b)
(Cost $3,028,861)                                                                              3,028,861         3,028,861
                                                                                                              ------------
                                                                                             % of
                                                                                             Net Assets            Value ($)
                                                                                             ----------            ---------

Total Investment Portfolio  (Cost $64,268,840)                                                     143.9        65,762,982
Notes Payable                                                                                      -31.7       -14,500,000
Other Assets and Liabilities, Net                                                                  -12.2        -5,570,469

Net Assets                                                                                           100        45,692,513
                                                                                                              ============



* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2004.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $6,157,816, which is 13.5% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.


Currency Abbreviations
--------------------------------------------------------------------------------
  EUR                                                                Euro

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Strategic Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004